Issuances of Common Stock and Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Issuances Of Common Stock And Warrants
Issuances of Common Stock and Warrants

NOTE G - ISSUANCES OF COMMON STOCK AND WARRANTS

Common Stock

Effective March 10, 2017, in connection with a partial spin-off of the Company from Sylios Corp, the Company issued a total of 26,905,969 shares of its common stock. 5,378,476 shares were issued to Sylios Corp (representing 19.99% of the issued and outstanding shares of Company common stock after the spin-off) and 21,527,493 shares were issued to the stockholders of record of Sylios Corp on February 3, 2017 on the basis of one share of Company common stock for each 500 shares of Sylios Corp common stock held (representing 80.01% of the issued and outstanding shares of Company common stock after the spin-off).

Prior to the spin-off, the Company was a wholly owned subsidiary of Sylios Corp. The accompanying financial statements retroactively reflect the spin-off transaction.

Effective March 22, 2017, the Company issued 100,000 shares of its common stock to a consulting firm entity for service rendered. The $25,000 estimated fair value of the 100,000 shares has been expensed as consulting fees in the three months ended March 31, 2017.

Effective March 31, 2017, the Company issued 2,000,000 shares of its common stock to our Chief Executive Officer, Wayne Anderson, for services rendered. The $500,000 estimated fair value of the 2,000,000 shares has been expensed as officer compensation in the three months ended March 31, 2017.

Effective September 15, 2017, the Company issued 375,000 shares of its common stock to retire a Note Payable to a Third Party.

Warrants

On May 25, 2017, the Company issued Emet Capital Partners, LLC a warrant granting the holder the right to purchase 440,000 shares of the Company’s common stock at an exercise price of $.50 for a term of 5-years. If at any time after the Initial Exercise Date, there is no effective registration statement registering the Warrant Shares, or no current prospectus available for the resale of the Warrant Shares by the Holder, then this Warrant may also be exercised at the Holder’s election, in whole or in part, at such time by means of a “cashless exercise”. The Holder of the warrant did not require that the Company register the common shares to be issued under the warrant in the Registration Statement declared effective August 31, 2017. (Please see NOTE D - NOTES PAYABLE TO THIRD PARTIES for further information).

On September 14, 2017, the Company issued Emet Capital Partners, LLC a warrant granting the holder the right to purchase 110,000 shares of the Company’s common stock at an exercise price of $.50 for a term of 5-years. If at any time after the Initial Exercise Date, there is no effective registration statement registering the Warrant Shares, or no current prospectus available for the resale of the Warrant Shares by the Holder, then this Warrant may also be exercised at the Holder’s election, in whole or in part, at such time by means of a “cashless exercise”. The Holder of the warrant did not require that the Company register the common shares to be issued under the warrant in the Registration Statement declared effective August 31, 2017. (Please see NOTE D - NOTES PAYABLE TO THIRD PARTIES for further information).

On March 28, 2018, the Company issued Emet Capital Partners, LLC a warrant granting the holder the right to purchase 98,600 shares of the Company’s common stock at an exercise price of $.50 for a term of 5-years. If at any time after the Initial Exercise Date, there is no effective registration statement registering the Warrant Shares, or no current prospectus available for the resale of the Warrant Shares by the Holder, then this Warrant may also be exercised at the Holder’s election, in whole or in part, at such time by means of a “cashless exercise”. The Holder of the warrant has not requested that the Company register the common shares to be issued under the warrant. (Please see NOTE D - NOTES PAYABLE TO THIRD PARTIES for further information).

As of March 31, 2018, the Company has three warrants issued and outstanding granting the holders the right to purchase up to a total of 648,600 shares of its common stock.

NOTE H - ISSUANCES OF COMMON STOCK AND WARRANTS

Common Stock

Effective March 10, 2017, in connection with a partial spin-off of the Company from Sylios Corp, the Company issued a total of 26,905,969 shares of its common stock. 5,378,476 shares were issued to Sylios Corp (representing 19.9% of the issued and outstanding shares of Company common stock after the spin-off) and 21,527,493 shares were issued to the stockholders of record of Sylios Corp on February 3, 2017 on the basis of one share of Company common stock for each 500 shares of Sylios Corp common stock held (representing 80.1% of the issued and outstanding shares of Company common stock after the spin-off).

Prior to the spin-off, the Company was a wholly owned subsidiary of Sylios Corp. The accompanying financial statements retroactively reflect the spin-off transaction.

Effective March 22, 2017, the Company issued 100,000 shares of its common stock to a consulting firm entity for service rendered. The $25,000 estimated fair value of the 100,000 shares has been expensed as consulting fees in the three months ended March 31, 2017.

Effective March 31, 2017, the Company issued 2,000,000 shares of its common stock to our Chief Executive Officer, Wayne Anderson, for services rendered. The $500,000 estimated fair value of the 2,000,000 shares has been expensed as officer compensation in the three months ended March 31, 2017.

Effective September 15, 2017, the Company issued 375,000 shares of its common stock to retire a Note Payable to a Third Party.

Warrants

On May 25, 2017, the Company issued Emet Capital Partners, LLC a warrant granting the holder the right to purchase 440,000 shares of the Company’s common stock at an exercise price of $.50 for a term of 5-years. If at any time after the Initial Exercise Date, there is no effective registration statement registering the Warrant Shares, or no current prospectus available for the resale of the Warrant Shares by the Holder, then this Warrant may also be exercised at the Holder’s election, in whole or in part, at such time by means of a “cashless exercise”. The Holder of the warrant did not require that the Company register the common shares to be issued under the warrant in the Registration Statement declared effective August 31, 2017. (Please see NOTE E - NOTES PAYABLE TO THIRD PARTIES for further information).

On September 14, 2017, the Company issued Emet Capital Partners, LLC a warrant granting the holder the right to purchase 110,000 shares of the Company’s common stock at an exercise price of $.50 for a term of 5-years. If at any time after the Initial Exercise Date, there is no effective registration statement registering the Warrant Shares, or no current prospectus available for the resale of the Warrant Shares by the Holder, then this Warrant may also be exercised at the Holder’s election, in whole or in part, at such time by means of a “cashless exercise”. The Holder of the warrant did not require that the Company register the common shares to be issued under the warrant in the Registration Statement declared effective August 31, 2017. (Please see NOTE E - NOTES PAYABLE TO THIRD PARTIES for further information).